LOANS HELD-FOR-INVESTMENT - Narrative (Details)			3 Months Ended						6 Months Ended		12 Months Ended
	Jul. 01, 2021 building	Jan. 07, 2021 apartmentUnit building loan	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) apartmentUnit loan	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)	Dec. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Sale									$ 36,664,000		$ 42,031,000
Proceeds from sale of broadly syndicated loans									36,518,000	$ 19,842,000	39,902,000	$ 0	$ 0
Loss on sale of broadly syndicated loans									165,000		737,000
Cash and cash equivalents			$ 174,217,000		$ 128,408,000		$ 340,939,000		174,217,000	340,939,000	128,408,000	473,355,000	19,674,000			$ 13,843,000
Transition adjustment			13,011,000	$ 12,888,000	70,358,000	$ 35,039,000	27,684,000	$ 19,779,000	13,011,000	27,684,000	70,358,000	0
Provision for credit losses			123,000	568,000	35,319,000	7,355,000	7,905,000	17,777,000	691,000	25,682,000	68,356,000	0	0
Additional provision for credit losses			123,000				7,905,000		691,000	25,682,000	68,356,000	0	$ 0
Cure payments receivable									(7,351,000)		7,351,000
Allowance increase											4,800,000
Foreclosure of assets				58,038,000
Cumulative Effect, Period Of Adoption, Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment												2,002,000			$ 2,000,000.0
Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other commitment			108,300,000		169,100,000				108,300,000		169,100,000
Reserves for Settlement of Loan Acquisitions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash and cash equivalents			43,200,000		41,000,000.0				43,200,000		41,000,000.0	126,800,000		$ 41,000,000.0
Broadly syndicated loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net book value									142,300,000		582,700,000
Principal payments received									97,300,000		71,800,000
Transition adjustment			6,545,000	9,003,000	9,730,000	8,287,000	5,923,000	4,429,000	6,545,000	5,923,000	9,730,000	0
Provision for credit losses			(2,458,000)	(727,000)	1,443,000	2,364,000	1,494,000	4,389,000
Foreclosure of assets				0
Broadly syndicated loans | Cumulative Effect, Period Of Adoption, Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment												40,000
Mezzanine loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment			0	0	58,038,000	24,870,000	21,269,000	14,541,000	0	$ 21,269,000	58,038,000	$ 0
Provision for credit losses			$ 0	0	$ 33,168,000	$ 3,601,000	$ 6,728,000	$ 13,047,000
Additional provision for credit losses									$ 13,000,000.0		$ 70,400,000
Number of loans | loan		8							8		4	8
Allowance increase											$ 58,000,000.0
Foreclosure of assets				$ 58,038,000
Mezzanine loans | Asset Benchmark | Credit Concentration Risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage											3.30%
Mezzanine loans | Cumulative Effect, Period Of Adoption, Adjustment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transition adjustment												$ 1,494,000
Foreclosure of Mezzanine Loans | Condominium Units
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		75
Foreclosure of Mezzanine Loans | Condominium Units | Consolidated properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		75							75
Foreclosure of Mezzanine Loans | Rental Unit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		21
Foreclosure of Mezzanine Loans | Rental Unit | Consolidated properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of real estate properties secured through foreclosure | apartmentUnit		21							21
Foreclosure of Mezzanine Loans | Buildings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of real estate properties secured through foreclosure | building		4
Foreclosure of Mezzanine Loans | Buildings | Consolidated properties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of real estate properties secured through foreclosure | building	4	4